Convertible Preferred Stock (Details)	1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) Directors $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Directors $ / shares	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Proceeds from redeemable convertible preferred stock net		$ 900,000		$ 0	$ 820,993	$ 6,635,038	$ 3,388,782
Estimated gross proceeds from redeemable convertible preferred stock		$ 2,500,000
Condition For Conversion Of Temporary Equity Into Permanent Equity [Member]
Temporary Equity [Line Items]
Shares issued price per share | $ / shares				$ 12.20		$ 12.20
Proceeds from initial public offer				$ 60,000,000			$ 60,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued | shares			2,718,286
Temporary equity shares issued price per share | $ / shares			$ 4.065063
Temporary equity shares subscribed but not issued value			$ 11,100,000
Term of milestone			36 months
Debt instrument redeemable face value			$ 50,000
Number of directors entitled to be voted for | Directors				2		2
Temporary equity dividend per share | $ / shares				$ 0.28		$ 0.28
Temporary Equity Conversion Into Permanent Equity Conversion Price Per Share | $ / shares				$ 4.065063		$ 4.065063
Series A Redeemable Convertible Preferred Stock [Member] | August Two Thousand And Nineteen [Member] | Tranche One [Member]
Temporary Equity [Line Items]
Temporary equity shares issued price per share | $ / shares			$ 4.065063
Temporary equity stock shares issued during the period shares | shares			934,803
Gross proceeds from redeemable convertibe preferred stock			$ 3,800,000
Payment of stock issuance costs			400,000
Proceeds from redeemable convertible preferred stock net			$ 3,400,000
Series A Redeemable Convertible Preferred Stock [Member] | June Two Thousand And Twenty [Member] | Tranche Two [Member]
Temporary Equity [Line Items]
Temporary equity shares issued price per share | $ / shares		$ 4.065063			$ 4.065063
Temporary equity stock shares issued during the period shares | shares		209,658			209,658
Proceeds from redeemable convertible preferred stock net					$ 900,000
Temporary equity additional shares authorized | shares					614,997
Estimated gross proceeds from redeemable convertible preferred stock					$ 2,500,000
Series A Redeemable Convertible Preferred Stock [Member] | November Two Thousand And Twenty [Member] | Tranche Two [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued | shares	4.065063
Temporary equity shares issued price per share | $ / shares	$ 4.065063
Temporary equity stock shares issued during the period shares | shares	1,434,057
Proceeds from redeemable convertible preferred stock net	$ 5,800,000